Convertible Note (Tables)	6 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of net carrying amount of the liability component convertible Note
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note 2021	2,626,148	(284,052)	2,342,096
Convertible Note 2022	3,170,000	(883,847)	2,286,153
Convertible Notes - liability portion	$5,796,148	(1,167,899)	$4,628,249

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Note – equity portion	$1,775,853	(302,866)	$1,472,987

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	415,750	224,534	640,284
Convertible Note 2022	225,826	129,643	355,469
Convertible Note	$641,576	354,177	$995,753